Material accounting policies (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material accounting policies
Loss for the year		¥ 25,073,000	¥ 39,922,000	¥ 76,106,000
Net current liabilities		¥ (313,957,000)
Gross proceeds	¥ 170,000,000			¥ 94,153,000
Minimum period of financial support that will be provided by Binhua Wu		12 months